Cover	6 Months Ended
Jun. 30, 2025
Entity Addresses [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	AMENDMENT NO. 1
Entity Registrant Name	Aspire Biopharma Holdings, Inc.
Entity Central Index Key	0001847345
Entity Tax Identification Number	33-3467744
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	23150 Fashion Drive,
Entity Address, City or Town	Estero
Entity Address, Postal Zip Code	33928
City Area Code	(908)
Local Phone Number	987-3002
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Creation Date	Sep. 26, 2025
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	23150 Fashion Drive,
Entity Address, City or Town	Estero
Entity Address, Postal Zip Code	33928
City Area Code	(908)
Local Phone Number	987-3002
Contact Personnel Name	Kraig T. Higginson